Oppenheimer DISCIPLINED ALLOCATION FUND
                  Supplement dated February 28, 2001 to the
                      Prospectus dated February 28, 2001

The Prospectus is changed by adding the following section in "About Your Account
- How to Buy Shares" before the sub-section entitled "How Can You Buy Class A Shares?" on page 20:

      In addition to paying dealers the regular sales concessions for sales of Class A, Class B and Class C shares described in the Prospectus, the Distributor will pay a special concession to A.G. Edwards & Sons, Inc. ("AGE") on purchase orders for shares of the Fund submitted from February 1, 2001 through April 16, 2001 (the concession period), for Individual Retirement Accounts for which AGE is the dealer of record, including OppenheimerFunds-sponsored IRAs and AGE prototype IRAs. The concession applies to qualifying purchases of shares during the concession period to establish new IRAs as well as to make additional contributions to existing IRAs. The special concession does not apply to purchases intended but not yet made under a Letter of Intent or to purchases made with the proceeds of a redemption or exchange from an account(s) in one or more of the Oppenheimer funds. During the concession period the Distributor will reallow to AGE the full concession on qualifying purchases of Class A shares and will advance to AGE from the Distributor's own resources an additional 0.50% on qualifying sales of Class B shares and 0.25% on qualifying sales of Class C shares.


February 28, 2001                                                 PS0205.013

                   Oppenheimer DISCIPLINED alloCATION FUND
                    Supplement dated March 1, 2001 to the
                      Prospectus dated February 28, 2001

The Prospectus is changed as follows:

1. The following is added as a new last paragraph under the heading entitled "How Can You Buy Class A Shares?" on page 20:

      Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. The Distributor pays dealers of record concessions in an amount equal to 0.25% of purchases by those retirement plans. That concession will not be paid on purchases of shares by a retirement plan made with the proceeds of the redemption of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

2. The following sentence is added before the sentence "Non-retirement plan investors cannot buy Class N shares directly" in the paragraph "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 18, and as the second sentence in the first paragraph under the heading "How Can You Buy Class N Shares?" on page 22:

      Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager.



March 1, 2001                                                 PS0205.014

                            Oppenheimer VALUE FUND
                   Supplement dated February 28, 2001 to the
                       Prospectus dated February 28, 2001

The Prospectus is changed by adding the following section in "About Your Account
- How to Buy Shares" before the sub-section entitled "How Can You Buy Class A Shares?" on page 17:

      In addition to paying dealers the regular sales concessions for sales of Class A, Class B and Class C shares described in the Prospectus, the Distributor will pay a special concession to A.G. Edwards & Sons, Inc. ("AGE") on purchase orders for shares of the Fund submitted from February 1, 2001 through April 16, 2001 (the concession period), for Individual Retirement Accounts for which AGE is the dealer of record, including OppenheimerFunds-sponsored IRAs and AGE prototype IRAs. The concession applies to qualifying purchases of shares during the concession period to establish new IRAs as well as to make additional contributions to existing IRAs. The special concession does not apply to purchases intended but not yet made under a Letter of Intent or to purchases made with the proceeds of a redemption or exchange from an account(s) in one or more of the Oppenheimer funds. During the concession period the Distributor will reallow to AGE the full concession on qualifying purchases of Class A shares and will advance to AGE from the Distributor's own resources an additional 0.50% on qualifying sales of Class B shares and 0.25% on qualifying sales of Class C shares.


February 28, 2001                                                 PS0375.013

                            Oppenheimer VALUE FUND
                     Supplement dated March 1, 2001 to the
                       Prospectus dated February 28, 2001

The Prospectus is changed as follows:

3. The following is added as a new last paragraph under the heading entitled "How Can You Buy Class A Shares?" on page 17:

      Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. The Distributor pays dealers of record concessions in an amount equal to 0.25% of purchases by those retirement plans. That concession will not be paid on purchases of shares by a retirement plan made with the proceeds of the redemption of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

4. The following sentence is added before the sentence "Non-retirement plan investors cannot buy Class N shares directly" in the paragraph "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 15, and as the second sentence in the first paragraph under the heading "How Can You Buy Class N Shares?" on page 19:

      Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager.



March 1, 2001                                                 PS0375.014